Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (820,627)	₩ (756,906)
Deferred tax expense (income)	(4,749)	(79,896)
Directly charged to (credited from) equity	(11,005)	16,175	₩ 122,951
Reclassified as liabilities held for sale	151
Changes in consolidation scope	(14,970)
Ending	(851,200)	(820,627)	(756,906)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	75,115	75,042
Deferred tax expense (income)	1,475	73
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	76,590	75,115	75,042
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(6,839)	(7,903)
Deferred tax expense (income)	(1,395)	1,064
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	7,266
Changes in consolidation scope	0
Ending	(968)	(6,839)	(7,903)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,526)	(10,171)
Deferred tax expense (income)	(32,508)	(5,332)
Directly charged to (credited from) equity	(4,499)	12,977
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	(39,533)	(2,526)	(10,171)
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	22,930	16,846
Deferred tax expense (income)	62,447	5,792
Directly charged to (credited from) equity	(15,628)	292
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	69,749	22,930	16,846
Property and equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(419,413)	(352,605)
Deferred tax expense (income)	(3,861)	(66,808)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	(318)
Changes in consolidation scope	0
Ending	(423,592)	(419,413)	(352,605)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,319	1,629
Deferred tax expense (income)	12	(310)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	1,331	1,319	1,629
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	12,430	30,619
Deferred tax expense (income)	18,338	(15,517)
Directly charged to (credited from) equity	7,266	(2,672)
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	38,034	12,430	30,619
Valuation gain on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	19,670	12,768
Deferred tax expense (income)	(7,094)	1,271
Directly charged to (credited from) equity	1,902	5,631
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	14,478	19,670	12,768
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	20,667	20,633
Deferred tax expense (income)	(297)	34
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	20,370	20,667	20,633
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(718,211)	(722,900)
Deferred tax expense (income)	(4,741)	4,689
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	(722,952)	(718,211)	(722,900)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	17,565	4,279
Deferred tax expense (income)	2,394	13,286
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	19,959	17,565	4,279
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(389,863)	(431,397)
Deferred tax expense (income)	19,092	41,534
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	(370,771)	(389,863)	(431,397)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	388,091	428,648
Deferred tax expense (income)	6,115	(40,557)
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	0
Ending	394,206	388,091	428,648
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	4,266	85,716
Deferred tax expense (income)	(47,646)	(81,397)
Directly charged to (credited from) equity	(46)	(53)
Reclassified as liabilities held for sale	(7,486)
Changes in consolidation scope	278
Ending	(50,634)	4,266	85,716
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(974,799)	(848,796)
Deferred tax expense (income)	12,331	(142,178)
Directly charged to (credited from) equity	(11,005)	16,175
Reclassified as liabilities held for sale	(538)
Changes in consolidation scope	278
Ending	(973,733)	(974,799)	(848,796)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	154,172	91,890
Deferred tax expense (income)	(17,080)	62,282
Directly charged to (credited from) equity		0
Reclassified as liabilities held for sale	689
Changes in consolidation scope	(15,248)
Ending	122,533	154,172	91,890
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	7,150	2,007
Deferred tax expense (income)	2,812	5,143
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	689
Changes in consolidation scope	(10,651)
Ending		7,150	2,007
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	147,022	89,883
Deferred tax expense (income)	(19,892)	57,139
Directly charged to (credited from) equity	0	0
Reclassified as liabilities held for sale	0
Changes in consolidation scope	(4,597)
Ending	₩ 122,533	₩ 147,022	₩ 89,883